SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Current	$ 289,039	$ 249,200
Deferred
Total income tax provision	$ 289,039	$ 249,200